Tax Receivable Agreement and Income Taxes (Tables)	9 Months Ended
Sep. 30, 2024
Tax Receivable Agreement and Income Taxes [Abstract]
Schedule of Expense for Income Taxes and the Effective Income Tax Rates	The components of income tax expense are as follows (in thousands):

	Year Ended December 31,
	2023	2022
Current:
Federal	$—	$107
State	—	34
Total current:	—	141
Deferred:
Federal	$205	$85
State	363	20
Total deferred:	568	105
Total income tax expense	$568	$246
The Company recorded a tax benefit for federal and state income tax for which the components and the effective income tax rates are as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
Income tax expense	$6,606	$166	$6,132	$166
Effective income tax rate	2884.7%	4.7%	(85.1%)	4.9%